Subsequent Events - Additional Information (Detail) - CLP ($) $ in Billions		12 Months Ended
	Nov. 29, 2023	Dec. 31, 2022	Dec. 26, 2023
Claro VTR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture		50.00%
Claro VTR [Member] | Liberty Latin America [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture		50.00%
Claro VTR [Member] | Liberty Latin America [Member] | Transaction Agreement For Additional Capital Requirement Of The Joint Venture [Member] | Calendar Year Two Thousand And Twenty Three Through June Two Thousand And Twenty Four [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital commitement			$ 972.4
Convertible Notes [Member] | Claro VTR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture		50.00%
Convertible Notes [Member] | Claro VTR [Member] | Liberty Latin America [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture		50.00%
Acquistion of additional interest in the existing subisidiary company [Member] | Telekom Austria AG [member] | ASHMORE AND CARTIER IS
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary	58.00%